Organization, Nature of Business and Basis of Presentation (Details Narrative) (10-K) - $ / shares	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Jan. 09, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		400,000,000	400,000,000	400,000,000	400,000,000
Reverse stock split	1-for-30 reverse stock split
Conversion of stock	15,000,000